Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan
1.
Description of Plan

The following description of the Plan provides only general information. Participants should refer to the plan agreement for a more complete description of the Plan's provisions.

General

The Unity Bank Employees’ Savings and Profit Sharing Plan and Trust (the “Plan”) is a participant-directed, Federal income tax deferred defined contribution plan that was initiated in October of 1995 and is administered by Unity Bank (the “Bank”, the “Company” or the “Employer”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Investment Options

The participant contributions and employer safe harbor basic matching contributions may be allocated to various investment funds, and/or Unity Bancorp, Inc Common Stock at the discretion of the participant, provided that all directed allocations be in whole percentages.

Benefits and Contributions

Eligible participants, as defined, include employees of the Bank who have attained the age of 18. Eligible participants can begin making contributions on the first of the month following employment commencement. Eligible participants are automatically enrolled at 3% in the Plan unless an op out election is made. The participant’s pre-tax elective deferrals will increase 1% per year up to a maximum of 6% of Plan compensation unless the participant has made a qualifying deferral election. Participants have the ability to elect Roth and/or after-tax contributions. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Benefits are determined based on accumulated participants' and employer's contributions and related investment earnings or losses on those contributions. The participant can contribute up to 75% of base compensation, as defined, subject to legal limitations. The employer’s safe harbor basic matching contributions are equal to 100% of the participants' contributions, up to 4% of eligible compensation and 50% of the participant’s contributions for the next 2% of eligible compensation, as defined. Participants may also contribute amounts representing distributions from other qualified benefit or contribution plans (known as rollover contributions). The Bank made no discretionary employer contributions during the year ending December 31, 2025.

Forfeitures

Any forfeited amounts may reduce the employer's contributions to the Plan or be utilized to pay Plan expenses. At December 31, 2025 and 2024, the plan expense account was not material.

Vesting

All participants are fully vested in their voluntary contributions and related investment earnings or losses. Beginning on January 1, 2006, Unity Bank’s 401(k) plan became a “Safe Harbor Plan” which means employer safe harbor matching contributions made from that date forward are automatically vested.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and an allocation of (a) the Company’s contribution and (b) Plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Funding

Employee contributions are funded through biweekly payroll deductions, and employer matching is funded each pay period. After the end of each Plan year, a match true-up contribution will be made to each participant which represents the excess, if any of (1) 100% of the participants' contributions, up to 4% of eligible compensation and 50% of the participants' contributions for the next 2% of eligible compensation and (2) actual matching contributions made during the year.

Payment of Benefits

Upon normal retirement at age 62 or termination of employment, a participant may elect to receive a lump-sum amount equal to his or her vested account balance at termination date, or, by agreement with the plan administrator, a lump-sum payment at any date prior to the April 1 following the taxable year he or she attains, or would have attained, age 59-1/2. The benefit to which a participant is entitled is the benefit which can be provided from the participant's vested account balance.

Participants may be eligible for other types of distributions, including hardship distributions, partial withdrawals and installments.

Prohibited Transactions

During the year ended December 31, 2024 the Company failed to deposit $52 thousand of participant deferrals and repayments on notes receivable timely to the Plan. The United States Department of Labor considers late deposits to be prohibited transactions. These transactions were corrected and participants were made whole in 2025.